UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10607

Investment Company Act File Number

Focused Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Focused Growth Portfolio

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Air Freight & Logistics — 2.9%
Expeditors International of Washington, Inc.	131,970	$5,113,837

		$5,113,837

Auto Components — 2.0%
BorgWarner, Inc.(1)	54,160	$3,552,354

		$3,552,354

Biotechnology — 3.6%
Gilead Sciences, Inc.(1)	123,110	$6,313,081

		$6,313,081

Capital Markets — 2.2%
T. Rowe Price Group, Inc.	60,050	$3,780,748

		$3,780,748

Chemicals — 7.4%
Monsanto Co.	155,265	$12,852,837

		$12,852,837

Communications Equipment — 9.3%
Acme Packet, Inc.(1)	87,410	$1,630,196
Juniper Networks, Inc.(1)	184,560	3,010,174
QUALCOMM, Inc.	206,930	11,521,862

		$16,162,232

Computers & Peripherals — 7.7%
Apple, Inc.(1)	22,960	$13,408,640

		$13,408,640

Energy Equipment & Services — 5.8%
Schlumberger, Ltd.	155,458	$10,090,779

		$10,090,779

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	30,630	$2,909,850

		$2,909,850

Health Care Technology — 1.0%
Cerner Corp.(1)	21,020	$1,737,513

		$1,737,513

Industrial Conglomerates — 6.4%
Danaher Corp.	116,810	$6,083,465
General Electric Co.	241,260	5,027,858

		$11,111,323

Security	Shares	Value
Internet & Catalog Retail — 9.1%
Amazon.com, Inc.(1)	36,150	$8,254,852
priceline.com, Inc.(1)	11,430	7,595,464

		$15,850,316

Internet Software & Services — 2.8%
MercadoLibre, Inc.	63,440	$4,808,752

		$4,808,752

IT Services — 5.6%
Cognizant Technology Solutions Corp., Class A(1)	163,010	$9,780,600

		$9,780,600

Multiline Retail — 2.8%
Kohl’s Corp.	105,400	$4,794,646

		$4,794,646

Oil, Gas & Consumable Fuels — 4.4%
Suncor Energy, Inc.	266,005	$7,700,845

		$7,700,845

Pharmaceuticals — 4.0%
Allergan, Inc.	74,310	$6,878,877

		$6,878,877

Road & Rail — 4.1%
Union Pacific Corp.	59,290	$7,073,890

		$7,073,890

Semiconductors & Semiconductor Equipment — 5.4%
Broadcom Corp., Class A(1)	164,845	$5,571,761
Texas Instruments, Inc.	135,500	3,887,495

		$9,459,256

Software — 4.9%
Informatica Corp.(1)	28,370	$1,201,753
Intuit, Inc.	53,890	3,198,371
salesforce.com, inc.(1)	18,730	2,589,610
VMware, Inc., Class A(1)	16,065	1,462,558

		$8,452,292

Specialty Retail — 2.6%
CarMax, Inc.(1)	177,340	$4,600,200

		$4,600,200

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	42,760	$2,500,605

		$2,500,605

Total Common Stocks (identified cost $165,443,659)		$168,933,473

Short-Term Investments — 4.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$7,851	$7,851,090

Total Short-Term Investments (identified cost $7,851,090)		$7,851,090

Total Investments — 101.6% (identified cost $173,294,749)		$176,784,563

Other Assets, Less Liabilities — (1.6)%		$(2,734,722)

Net Assets — 100.0%		$174,049,841

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2012 was $3,099.

The Portfolio did not have any open financial instruments at June 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$174,248,796

Gross unrealized appreciation	$12,061,903
Gross unrealized depreciation	(9,526,136)

Net unrealized appreciation	$2,535,767

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$168,933,473	*	$—	$—	$168,933,473
Short-Term Investments	—		7,851,090	—	7,851,090
Total Investments	$168,933,473		$7,851,090	$—	$176,784,563

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

As of the close of business on July 20, 2012, the Eaton Vance Atlanta Capital Focused Growth Fund withdrew its entire interest in the Portfolio in cash and securities. The Portfolio is expected to terminate by September 7, 2012.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Focused Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012